Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended	12 Months Ended
	May 17, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Effect on future earnings offset amount		¥ 2,535
Subsidiaries [Member] | Loans with the client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Additional allowance for credit losses	¥ 9,289		¥ 9,289	¥ 41,561